Payments, by Government - 12 months ended Dec. 31, 2024 $ in Thousands	Taxes USD ($)
Ecopetrol S.A. | Colombia | Colombia
Total	$ 1,481,220
Ecopetrol Trading Asia | Singapur | Singapur
Total	$ 16,120